Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000147928
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 500,000	$ 500,000	$ 1,183,648	$ 1,140,228	$ 1,002,642	$ 1,031,320	$ 803,260	$ 749,462	$ 596,798	$ 650,679	$ 600,425	$ 465,543
C000147929
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 10,000	$ 10,000	23,112	22,304	19,674	20,285	15,833	14,806	11,816	12,925	11,956	9,292
C000063871
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value	500,000	$ 500,000	991,896	855,952	729,662	809,903	664,081	586,083	496,112	563,652	519,078	445,491
C000009765
Account Value [Line Items]
Line Graph and Table Measure Name		Investor
Account Value	10,000	$ 10,000	19,537	16,889	14,419	16,020	13,152	11,625	9,855	11,219	10,347	8,896
C000063872
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value	500,000	$ 500,000	873,434	873,591	855,505	898,189	717,902	635,701	503,350	578,251	525,338	414,014
C000009766
Account Value [Line Items]
Line Graph and Table Measure Name		Investor
Account Value	$ 10,000	$ 10,000	17,076	17,129	16,821	17,698	14,176	12,585	9,987	11,496	10,469	8,259
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000	500,000	1,630,180	1,316,703	1,045,360	1,293,874	1,029,653	851,743	650,091	686,052	566,374	502,394
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	500,000	$ 500,000	1,630,180	1,316,703	1,045,360	1,293,874	1,029,653	851,743	650,091	686,052	566,374	502,394
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	500,000	$ 500,000	1,630,180	1,316,703	1,045,360	1,293,874	1,029,653	851,743	650,091	686,052	566,374	502,394
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 500,000	500,000	1,089,896	963,911	855,183	972,155	757,497	721,668	567,965	647,546	571,309	476,100
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	$ 10,000	21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	500,000	$ 500,000	996,697	922,458	804,561	940,824	733,469	700,984	572,727	657,279	609,507	462,656
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	10,000	$ 10,000	19,934	18,449	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	500,000	$ 500,000	996,697	922,458	804,561	940,824	733,469	700,984	572,727	657,279	609,507	462,656
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	$ 10,000	$ 19,934	$ 18,449	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253